Report Of The Directors Financial Review Risk Report	12 Months Ended
Dec. 31, 2017
Report Of The Directors Financial Review Risk Report [Abstract]
Disclosure of audited information included in report of the directors risk report
Credit risk management
Details of changes in our credit risk profile in 2017 can be found on page 121, in ‘Key developments and risk profile in 2017’.
There were no material changes to the policies and practices for the management of credit risk in 2017.
Credit risk sub-function
(Audited)
Credit approval authorities are delegated by the Board to the Group Chief Executive together with the authority to sub-delegate them. The Credit Risk sub-function in Global Risk is responsible for the key policies and processes for managing credit risk, which include formulating Group credit policies and risk rating frameworks, guiding the Group’s appetite for credit risk exposures, undertaking independent reviews and objective assessment of credit risk, and monitoring performance and management of portfolios.
The principal objectives of our credit risk management are:

•	to maintain across HSBC a strong culture of responsible lending, and robust risk policies and control frameworks;

•	to both partner and challenge our businesses in defining, implementing and continually re-evaluating our risk appetite under actual and scenario conditions; and

•	to ensure there is independent, expert scrutiny of credit risks, their costs and their mitigation.
Concentration of exposure
(Audited)
Concentrations of credit risk arise when a number of counterparties or exposures have comparable economic characteristics, or such counterparties are engaged in similar activities or operate in the same geographical areas or industry sectors so that their collective ability to meet contractual obligations is uniformly affected by changes in economic, political or other conditions. We use a number of controls and measures to minimise undue concentration of exposure in our portfolios across industries, countries and global businesses. These include portfolio and counterparty limits, approval and review controls, and stress testing.
Credit quality of financial instruments
(Audited)
Our risk rating system facilitates the internal ratings-based approach under the Basel framework adopted by the Group to support calculation of our minimum credit regulatory capital requirement.
The customer risk rating (‘CRR’) 10-grade scale summarises a more granular underlying 23-grade scale of obligor probability of default (‘PD’). All corporate customers are rated using the 10- or 23-grade scale, depending on the degree of sophistication of the Basel II approach adopted for the exposure.
Each CRR band is associated with an external rating grade by reference to long-run default rates for that grade, represented by the average of issuer-weighted historical default rates. This mapping between internal and external ratings is indicative and may vary over time.
The expected loss (‘EL’) 10-grade scale for retail business summarises a more granular underlying EL scale for this customer segment. This combines obligor and facility/product risk factors in a composite measure.
For the five credit quality classifications defined, each encompasses a range of granular internal credit rating grades assigned to wholesale and retail lending businesses, and the external ratings attributed by external agencies to debt securities.
For debt securities and certain other financial instruments, external ratings have been aligned to the five quality classifications based upon the mapping of related CRR to external credit rating.

Credit quality classification
		Sovereign debt securities and bills	Other debt securities and bills	Wholesale lending and derivatives		Retail lending
	Footnotes	External credit rating	External credit rating	Internal credit rating	12-month probability of default %	Internal credit rating	Expected loss %
Quality classification
Strong	1, 2	BBB and above	A- and above	CRR 1 to CRR 2	0 – 0.169	EL 1 to EL 2	0 – 0.999
Good		BBB- to BB	BBB+ to BBB-	CRR 3	0.170 – 0.740	EL 3	1.000 – 4.999
Satisfactory		BB- to B and unrated	BB+ to B and unrated	CRR 4 to CRR 5	0.741 – 4.914	EL 4 to EL 5	5.000 – 19.999
Sub-standard		B- to C	B- to C	CRR 6 to CRR 8	4.915 – 99.999	EL 6 to EL 8	20.000 – 99.999
Impaired	3	Default	Default	CRR 9 to CRR 10	100	EL 9 to EL 10	100+ or defaulted

1	Customer risk rating (‘CRR’).

2	Expected loss (‘EL’).

3
The EL percentage is derived through a combination of probability of default (‘PD’) and loss given default (‘LGD’), and may exceed 100% in circumstances where the LGD is above 100% reflecting the cost of recoveries.

Quality classification definitions
•
‘Strong’ exposures demonstrate a strong capacity to meet financial commitments, with negligible or low probability of default and/or low levels of expected loss.
•
‘Good’ exposures require closer monitoring and demonstrate a good capacity to meet financial commitments, with low default risk.
•
‘Satisfactory’ exposures require closer monitoring and demonstrate an average-to-fair capacity to meet financial commitments, with moderate default risk.
•
‘Sub-standard’ exposures require varying degrees of special attention and default risk is of greater concern.
•
‘Impaired’ exposures have been assessed as impaired, as described on page 126. These also include retail accounts classified as EL 1 to EL 8 that are delinquent by more than 90 days, unless individually they have been assessed as not impaired, and renegotiated loans that have met the requirements to be disclosed as impaired and have not yet met the criteria to be returned to the unimpaired portfolio (see following page).

Renegotiated loans and forbearance
(Audited)
‘Forbearance’ describes concessions made on the contractual terms of a loan in response to an obligor’s financial difficulties.
A loan is classed as ‘renegotiated’ when we modify the contractual payment terms, on concessionary terms, because we have significant concerns about the borrowers’ ability to meet contractual payments when due.
Non-payment related concessions (e.g. covenant waivers), while potential indicators of impairment, do not trigger identification as renegotiated loans.
Loans that have been identified as renegotiated retain this designation until maturity or derecognition. A loan that is renegotiated is derecognised if the existing agreement is cancelled and a new agreement is made on substantially different terms, or if the terms of an existing agreement are modified such that the renegotiated loan is substantially a different financial instrument. Loans arising as a result of derecognition events will continue to be disclosed as renegotiated loans.
Renegotiated loans and recognition of impairment allowances
(Audited)
For retail lending, renegotiated loans are segregated from other parts of the loan portfolio for collective impairment assessment to reflect the higher rates of losses typically encountered with renegotiated loans.
For wholesale lending, renegotiated loans are typically assessed individually. Credit risk ratings are intrinsic to the impairment assessments. The individual impairment assessment takes into account the higher risk of the non-payment of future cash flows inherent in renegotiated loans.
Impairment assessment
(Audited)
For details of our impairment policies on loans and advances and financial investments, see Note 1.2(d) on the Financial Statements.
Write-off of loans and advances
(Audited)
For details of our policy on the write-off of loans and advances, see Note 1.2(d) on the Financial Statements.
Unsecured personal facilities, including credit cards, are generally written off at between 150 and 210 days past due. The standard period runs until the end of the month in which the account becomes 180 days contractually delinquent. Write-off periods may be extended, generally to no more than 360 days past due. However, in exceptional circumstances, they may be extended further. For example, in a few countries where local regulation or legislation constrain earlier write-off, or where the realisation of collateral for secured real estate lending takes more time.
For secured personal facilities, final write-off should generally occur within 60 months of the default.
In the event of bankruptcy or analogous proceedings, write-off may occur earlier than the maximum periods stated above. Collection procedures may continue after write-off.
Impairment methodologies for available-for-sale asset-backed securities (‘ABSs’)
(Audited)
To identify objective evidence of impairment for available-for-sale ABSs, an industry standard valuation model is normally applied which uses data with reference to the underlying asset pools and models their projected future cash flows. The estimated future cash flows of the securities are assessed at the specific financial asset level to determine whether any of them are unlikely to be recovered as a result of loss events occurring on or before the reporting date.
The principal assumptions and inputs to the models are typically the delinquency status of the underlying loans, the probability of delinquent loans progressing to default, the prepayment profiles of the underlying assets and the loss severity in the event of default. However, the models utilise other variables relevant to specific classes of collateral to forecast future defaults and recovery rates. Management uses externally available data and applies judgement when determining the appropriate assumptions in respect of these factors. We use a modelling approach which incorporates historically observed progression rates to default to determine if the decline in aggregate projected cash flows from the underlying collateral will lead to a shortfall in contractual cash flows. In such cases, the security is considered to be impaired.
In respect of collateralised debt obligations (‘CDOs’), expected future cash flows for the underlying collateral are assessed to determine whether there is likely to be a shortfall in the contractual cash flows of the CDO.
When a security benefits from a contract provided by a monoline insurer that insures payments of principal and interest, the expected recovery on the contract is assessed in determining the total expected credit support available to the ABS.
Value at risk
(Audited)
Value at risk (‘VaR’) is a technique for estimating potential losses on risk positions as a result of movements in market rates and prices over a specified time horizon and to a given level of confidence. The use of VaR is integrated into market risk management and calculated for all trading positions regardless of how we capitalise them. Where there is not an approved internal model, we use the appropriate local rules to capitalise exposures. In addition, we calculate VaR for non-trading portfolios to have a complete picture of risk. Where we do not calculate VaR explicitly, we use alternative tools as summarised in the ‘Stress testing’ section below.
Our models are predominantly based on historical simulation that incorporates the following features:

•	historical market rates and prices are calculated with reference to foreign exchange rates, commodity prices, interest rates, equity prices and the associated volatilities;

•	potential market movements utilised for VaR are calculated with reference to data from the past two years; and

•	VaR measures are calculated to a 99% confidence level and use a one-day holding period.
The models also incorporate the effect of option features on the underlying exposures. The nature of the VaR models means that an increase in observed market volatility will lead to an increase in VaR without any changes in the underlying positions.
VaR model limitations
Although a valuable guide to risk, VaR should always be viewed in the context of its limitations. For example:

•	use of historical data as a proxy for estimating future events may not encompass all potential events, particularly extreme ones;

•
the use of a holding period assumes that all positions can be liquidated or the risks offset during that period, which may not fully reflect the market risk arising at times of severe illiquidity, when the holding period may be insufficient to liquidate or hedge all positions fully;

•	the use of a 99% confidence level does not take into account losses that might occur beyond this level of confidence; and

•	VaR is calculated on the basis of exposures outstanding at the close of business and therefore does not necessarily reflect intra-day exposures.
Risk not in VaR framework
The risks not in VaR (‘RNIV’) framework aims to capture and capitalise material market risks that are not adequately covered in the VaR model, such as the LIBOR tenor basis.
Risk factors are reviewed on a regular basis and either incorporated directly in the VaR models, where possible, or quantified through the VaR-based RNIV approach or a stress test approach within the RNIV framework. The outcome of the VaR-based RNIV is included in the VaR calculation and back-testing; a stressed VaR RNIV is also computed for the risk factors considered in the VaR-based RNIV approach.
Stress-type RNIVs include a gap risk exposure measure to capture risk on non-recourse margin loans and a de-peg risk measure to capture risk to pegged and heavily-managed currencies.
Stress testing
Stress testing is an important procedure that is integrated into our market risk management framework to evaluate the potential impact on portfolio values of more extreme, although plausible, events or movements in a set of financial variables. In such scenarios, losses can be much greater than those predicted by VaR modelling.
Stress testing is implemented at legal entity, regional and overall Group levels. A set of scenarios is used consistently across all regions within the Group. Scenarios are tailored to capture the relevant potential events or market movements at each level. The risk appetite around potential stress losses for the Group is set and monitored against referral limits.
Market risk reverse stress tests are undertaken on the premise that there is a fixed loss. The stress testing process identifies which scenarios lead to this loss. The rationale behind the reverse stress test is to understand scenarios that are beyond normal business settings and could have contagion and systemic implications.
Stressed VaR and stress testing, together with reverse stress testing and the management of gap risk, provide management with insights regarding the ‘tail risk’ beyond VaR, for which HSBC’s appetite is limited.
Market risk governance
(Audited)
Market risk is managed and controlled through limits approved by the RMM for HSBC Holdings. These limits are allocated across business lines and to the Group’s legal entities.

B&M manages market risk, where the majority of HSBC’s total value at risk (excluding insurance) and almost all trading VaR resides, using risk limits approved by the GMB. VaR limits are set for portfolios, products and risk types, with market liquidity being a primary factor in determining the level of limits set. Global Risk is responsible for setting market risk management policies and measurement techniques.
Each major operating entity has an independent market risk management and control sub-function which is responsible for measuring market risk exposures, monitoring and reporting these exposures against the prescribed limits on a daily basis. The market risk limits are governed according to the framework illustrated to the left.
Each operating entity is required to assess the market risks arising on each product in its business and to transfer them to either its local GB&M unit for management, or to separate books managed under the supervision of the local ALCO.
Model risk is governed through Model Oversight Committees (‘MOCs’) at the regional and global Wholesale Credit and Market Risk levels. They have direct oversight and approval responsibility for all traded risk models utilised for risk measurement and management and stress testing. We are committed to the ongoing development of our in-house risk models.
The Markets MOC reports into the Group MOC, which oversees all model risk types at Group level. The Group MOC informs the RMM about material issues at least two times a year. The RMM is the Group’s ‘Designated Committee’ according to regulatory rules and has delegated day-to-day governance of all traded risk models to the Markets MOC.
Global Risk enforces trading in permissible instruments approved for each site, new product approval procedures, restricting trading in the more complex derivative products only to offices with appropriate levels of product expertise and robust control systems.

General measures	HSBC Holdings Board
GB&M manages market risk, where the majority of HSBC’s total value at risk (excluding insurance) and almost all trading VaR resides, using risk limits approved by the RMM. VaR limits are set for portfolios, products and risk types, with market liquidity being a primary factor in determining the level of limits set. Global Risk is responsible for setting market risk management policies and measurement techniques.
Each major operating entity has an independent market risk management and control sub-function which is responsible for measuring market risk exposures, monitoring and reporting these exposures against the prescribed limits on a daily basis. The market risk limits are governed according to the framework illustrated to the left.
Each operating entity is required to assess the market risks arising on each product in its business and to transfer them to either its local GB&M unit for management, or to separate books managed under the supervision of the local ALCO.
Model risk is governed through Model Oversight Committees (‘MOCs’) at the regional and global Wholesale Credit and Market Risk levels. They have direct oversight and approval responsibility for all traded risk models used for risk measurement and management and stress testing. We are committed to the ongoing development of our in-house risk models.
The Markets MOC reports into the Group MOC, which oversees all model risk types at Group level. The Group MOC informs the RMM about material issues at least two times a year. The RMM is the Group’s ‘Designated Committee’ according to regulatory rules and has delegated day-to-day governance of all traded risk models to the Markets MOC.
Global Risk enforces trading in permissible instruments approved for each site, new product approval procedures, restricting trading in the more complex derivative products only to offices with appropriate levels of product expertise and robust control systems.

▼
Group Chairman/ Group Chief Executive
▼
Risk Management Meeting of the GMB
▼
Group traded risk
▼
Specific measures	Entity risk management committee
▼
Principal office manager
▼
Business/desk/trader

Insurance manufacturing operations risk management
Details of changes in our insurance manufacturing operations risk profile in 2017 can be found on page 156, under ‘Insurance manufacturing operations risk profile’.
There were no material changes to our policies and practices for the management of risks arising in our insurance manufacturing operations in 2017.
Governance
(Audited)
Insurance risks are managed to a defined risk appetite, which is aligned to the Group’s risk appetite and risk management framework, including its three lines of defence model. For details of the Group’s governance framework, see page 106. The Global Insurance Risk Management Meeting oversees the control framework globally and is accountable to the RBWM Risk Management Meeting on risk matters relating to the insurance business.
The monitoring of the risks within our insurance operations is carried out by insurance risk teams. Specific risk functions, including Wholesale Credit & Market Risk, Operational Risk, Information Security Risk and Financial Crime Risk and Regulatory Compliance support Insurance Risk teams in their respective areas of expertise.
Stress and scenario testing
(Audited)
Stress testing forms a key part of the risk management framework for the insurance business. We participate in local and Group-wide regulatory stress tests, including the Bank of England stress test of the banking system, the Hong Kong Monetary Authority stress test, the European Insurance and Occupational Pensions Authority stress test, and individual country insurance regulatory stress tests.
These have highlighted that a key risk scenario for the insurance business is a prolonged low interest rate environment. In order to mitigate the impact of this scenario, the insurance operations have taken a number of actions including repricing some products to reflect lower interest rates, launching less capital intensive products, investing in more capital efficient assets and developing investment strategies to optimise the expected returns against the cost of economic capital.
Management and mitigation of key risk types
Market risk
(Audited)
All our insurance manufacturing subsidiaries have market risk mandates which specify the investment instruments in which they are permitted to invest and the maximum quantum of market risk which they may retain. They manage market risk by using, among others, some or all of the techniques listed below, depending on the nature of the contracts written:

•
For products with discretionary participating features (‘DPF’), adjusting bonus rates to manage the liabilities to policyholders. The effect is that a significant portion of the market risk is borne by the policyholder.

•
Asset and liability matching where asset portfolios are structured to support projected liability cash flows. The Group manages its assets using an approach that considers asset quality, diversification, cash flow matching, liquidity, volatility and target investment return. It is not always possible to match asset and liability durations, due to uncertainty over the receipt of all future premiums and the timing of claims; and because the forecast payment dates of liabilities may exceed the duration of the longest dated investments available. We use models to assess the effect of a range of future scenarios on the values of financial assets and associated liabilities, and ALCOs employ the outcomes in determining how best to structure asset holdings to support liabilities.

•	Using derivatives to protect against adverse market movements or better match liability cash flows.

•	For new products with investment guarantees, considering the cost when determining the level of premiums or the price structure.

•	Periodically reviewing products identified as higher risk, which contain investment guarantees and embedded optionality features linked to savings and investment products, for active management.

•	Designing new products to mitigate market risk, such as changing the investment return sharing portion between policyholders and the shareholder.

•	Exiting, to the extent possible, investment portfolios whose risk is considered unacceptable.

•	Repricing premiums charged to policyholders.
Credit risk
(Audited)
Our insurance manufacturing subsidiaries are responsible for the credit risk, quality and performance of their investment portfolios. Our assessment of the creditworthiness of issuers and counterparties is based primarily upon internationally recognised credit ratings and other publicly available information.
Investment credit exposures are monitored against limits by our insurance manufacturing subsidiaries, and are aggregated and reported to the Group Insurance Credit Risk and Group Credit Risk functions. Stress testing is performed on investment credit exposures using credit spread sensitivities and default probabilities.
We use tools to manage and monitor credit risk. These include a credit report containing a watch-list of investments with current credit concerns, primarily investments that may be at risk of future impairment or where high concentrations to counterparties are present in the investment portfolio. The report is circulated monthly to senior management in Group Insurance and individual country chief risk officers to identify investments that may be at risk of future impairment.
Liquidity risk
(Audited)
Risk is managed by cash flow matching and maintaining sufficient cash resources, investing in high credit-quality investments with deep and liquid markets, monitoring investment concentrations and restricting them where appropriate, and establishing committed contingency borrowing facilities.
Insurance manufacturing subsidiaries are required to complete quarterly liquidity risk reports for the Group Insurance Risk function and an annual review of the liquidity risks to which they are exposed.
Credit exposure
Maximum exposure to credit risk
(Audited)
The table that follows provides information on balance sheet items, offsets, and loan and other credit-related commitments. Commentary on consolidated balance sheet movements in 2017 is provided on page 48.
The offset on derivatives remains in line with the movements in maximum exposure amounts.

Maximum exposure to credit risk
(Audited)
	2017			2016
	Maximum exposure	Offset	Net	Maximum exposure	Offset	Net
	$m	$m	$m	$m	$m	$m
Derivatives	219,818	(204,829)	14,989	290,872	(262,233)	28,639
Loans and advances to customers held at amortised cost	962,964	(35,414)	927,550	861,504	(33,657)	827,847
– personal	374,762	(2,946)	371,816	337,826	(3,629)	334,197
– corporate and commercial	516,754	(29,459)	487,295	460,209	(27,686)	432,523
– non-bank financial institutions	71,448	(3,009)	68,439	63,469	(2,342)	61,127
Loans and advances to banks held at amortised cost	90,393	(273)	90,120	88,126	(248)	87,878
Reverse repurchase agreements – non-trading	201,553	(3,724)	197,829	160,974	(4,764)	156,210
Total balance sheet exposure to credit risk	2,305,592	(244,240)	2,061,352	2,204,751	(300,902)	1,903,849
Total off-balance sheet	723,917	—	723,917	692,915	—	692,915
– financial guarantees and similar contracts	38,328	—	38,328	37,072	—	37,072
– loan and other credit-related commitments	685,589	—	685,589	655,843	—	655,843
At 31 Dec	3,029,509	(244,240)	2,785,269	2,897,666	(300,902)	2,596,764
Credit quality of financial instruments
(Audited)
We assess the credit quality of all financial instruments that are subject to credit risk. Additional credit quality information in respect of our consolidated holdings of ABSs is provided on page 140.
For the purpose of the following disclosure, loans past due up to 90 days and not otherwise classified as impaired are separately classified as past due but not impaired, irrespective of their credit quality grade. Trading assets, financial assets designated at fair value and financial investments exclude equity securities as they are not subject to credit risk.

Distribution of financial instruments by credit quality
(Audited)
	Neither past due nor impaired				Past due but not impaired	Impaired	Total gross amount	Impairment allowances	Total
	Strong	Good	Satisfactory	Sub- standard

	$m	$m	$m	$m	$m	$m	$m	$m	$m
Cash and balances at central banks	179,155	1,043	407	19			180,624		180,624
Items in the course of collection from other banks	6,322	29	273	4			6,628		6,628
Hong Kong Government certificates of indebtedness	34,186	—	—	—			34,186		34,186
Trading assets	137,983	22,365	26,438	1,949			188,735		188,735
– treasury and other eligible bills	15,412	531	491	1,098			17,532		17,532
– debt securities	84,493	9,517	12,978	498			107,486		107,486
– loans and advances to banks	15,496	5,778	4,757	26			26,057		26,057
– loans and advances to customers	22,582	6,539	8,212	327			37,660		37,660
Financial assets designated at fair value	3,378	269	1,029	28			4,704		4,704
Derivatives	181,195	31,827	5,874	922			219,818		219,818
Loans and advances to customers held at amortised cost	503,759	222,343	204,162	16,114	8,600	15,470	970,448	(7,484)	962,964
– personal	324,960	26,612	14,549	780	4,658	4,922	376,481	(1,719)	374,762
– corporate and commercial	140,382	176,745	176,661	14,784	3,422	10,254	522,248	(5,494)	516,754
– non-bank financial institutions	38,417	18,986	12,952	550	520	294	71,719	(271)	71,448
Loans and advances to banks held at amortised cost	77,175	9,026	4,144	39	9	—	90,393	—	90,393
Reverse repurchase agreements – non-trading	143,154	32,321	25,636	442	—	—	201,553	—	201,553
Financial investments	356,065	10,463	15,017	2,886	—	728	385,159		385,159
Other assets	12,714	6,526	10,705	681	107	143	30,876	(48)	30,828
– endorsements and acceptances	1,430	4,636	3,455	183	15	31	9,750		9,750
– accrued income and other	11,175	1,837	7,124	361	91	56	20,644		20,644
– assets held for sale	109	53	126	137	1	56	482	(48)	434
At 31 Dec 2017	1,635,086	336,212	293,685	23,084	8,716	16,341	2,313,124	(7,532)	2,305,592
	%	%	%	%	%	%	%
Percentage of total gross amount	70.7	14.5	12.7	1.0	0.4	0.7	100.0

Distribution of financial instruments by credit quality (continued)
	Neither past due nor impaired				Past due but not impaired	Impaired	Total gross amount	Impairment allowances	Total
	Strong	Good	Satisfactory	Sub- standard
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Cash and balances at central banks	126,838	711	444	16			128,009		128,009
Items in the course of collection from other banks	4,656	14	329	4			5,003		5,003
Hong Kong Government certificates of indebtedness	31,228	—	—	—			31,228		31,228
Trading assets	127,997	20,345	21,947	1,232			171,521		171,521
– treasury and other eligible bills	13,595	672	138	46			14,451		14,451
– debt securities	73,171	7,746	12,741	396			94,054		94,054
– loans and advances to banks	15,356	6,119	3,250	44			24,769		24,769
– loans and advances to customers	25,875	5,808	5,818	746			38,247		38,247
Financial assets designated at fair value	3,249	367	542	314			4,472		4,472
Derivatives	236,693	45,961	7,368	850			290,872		290,872
Loans and advances to customers held at amortised cost	437,531	200,385	185,717	18,831	8,662	18,228	869,354	(7,850)	861,504
– personal	290,313	24,544	12,505	884	5,062	6,490	339,798	(1,972)	337,826
– corporate and commercial	111,848	158,878	163,107	17,504	3,128	11,362	465,827	(5,618)	460,209
– non-bank financial institutions	35,370	16,963	10,105	443	472	376	63,729	(260)	63,469
Loans and advances to banks held at amortised cost	73,516	8,238	6,293	73	6	—	88,126	—	88,126
Reverse repurchase agreements – non-trading	123,822	18,223	18,166	763	—	—	160,974	—	160,974
Financial investments	401,010	13,579	13,570	2,940	—	1,031	432,130		432,130
Other assets	12,977	5,884	9,619	1,071	360	1,251	31,162	(250)	30,912
– endorsements and acceptances	1,160	3,688	3,125	474	35	92	8,574		8,574
– accrued income and other	10,043	1,660	6,102	331	89	129	18,354		18,354
– assets held for sale	1,774	536	392	266	236	1,030	4,234	(250)	3,984
At 31 Dec 2016	1,579,517	313,707	263,995	26,094	9,028	20,510	2,212,851	(8,100)	2,204,751
	%	%	%	%	%	%	%
Percentage of total gross amount	71.4	14.2	11.9	1.2	0.4	0.9	100.0
Past due but not impaired gross financial instruments
(Audited)
Past due but not impaired gross financial instruments are those loans where, although customers have failed to make payments in accordance with the contractual terms of their facilities, they have not met the impaired loan criteria described on page 126.
In North America, past due but not impaired balances decreased, mainly due to the final loan sales in our US CML run-off portfolio. Past due but not impaired balances are concentrated in the up to 29 days ageing bucket.

Past due but not impaired gross financial instruments by geographical region
(Audited)
	Europe	Asia	MENA	North America	Latin America	Total
	$m	$m	$m	$m	$m	$m
At 31 Dec 2017	1,324	3,892	852	2,015	633	8,716
At 31 Dec 2016	1,206	3,484	1,260	2,549	529	9,028

Ageing analysis of days for past due but not impaired gross financial instruments
(Audited)
	Up to 29 days	30-59 days	60-89 days	90-179 days	180 days and over	Total
	$m	$m	$m	$m	$m	$m
Loans and advances to customers and banks held at amortised cost	6,837	1,255	493	10	14	8,609
– personal	3,455	866	337	—	—	4,658
– corporate and commercial	2,899	343	156	10	14	3,422
– financial	483	46	—	—	—	529
Other financial instruments	33	12	18	12	32	107
At 31 Dec 2017	6,870	1,267	511	22	46	8,716

Loans and advances to customers and banks held at amortised cost	6,743	1,320	587	11	7	8,668
– personal	3,696	986	380	—	—	5,062
– corporate and commercial	2,593	316	201	11	7	3,128
– financial	454	18	6	—	—	478
Other financial instruments	264	47	23	12	14	360
At 31 Dec 2016	7,007	1,367	610	23	21	9,028
Impaired loans
(Audited)
Impaired loans and advances are those that meet any of the following criteria:

•
Wholesale loans and advances classified as customer risk rating (‘CRR’) 9 or CRR 10: these grades are assigned when HSBC considers that the customer is either unlikely to pay their credit obligations in full without recourse to security, or is more than 90 days past due on any material credit obligation to HSBC.

•
Retail loans and advances classified as expected loss (‘EL’) 9 or EL 10: these grades are typically assigned to retail loans and advances more than 90 days past due unless they have been individually assessed as not impaired.

•
Renegotiated loans and advances: loans where we have changed the contractual cash flows due to credit distress of the obligor. Renegotiated loans remain classified as impaired until there is sufficient evidence to demonstrate a significant reduction in the risk of non-payment of future cash flows.

In personal lending, the completion of loan sales in our US CML run-off portfolio reduced impaired loan balances by a further $1.5bn. The reduction in corporate and commercial balances is a result of fewer significant current year impaired loans together with loan credit grade improvements, repayments and write-offs.
Impairment of loans and advances
(Audited)
For an analysis of LICs by global business, see page 40.
The tables below analyse the loan impairment charges for the year by industry sector for impaired loans and advances that are either individually or collectively assessed, and for collective impairment allowances on loans and advances that are classified as not impaired.

Loan impairment charge to the income statement by industry sector
		Europe	Asia	MENA	North America	Latin America	Total
	Footnote	$m	$m	$m	$m	$m	$m
Personal		140	243	92	32	452	959
– first lien residential mortgages		6	(1)	5	—	(27)	(17)
– other personal		134	244	87	32	479	976
Corporate and commercial		619	298	83	(163)	90	927
– manufacturing and international trade and services		314	236	95	18	59	722
– commercial real estate and other property-related		200	21	(4)	9	—	226
– other commercial		105	41	(8)	(190)	31	(21)
Financial		66	17	22	1	—	106
At 31 Dec 2017		825	558	197	(130)	542	1,992

Personal		162	264	226	219	832	1,703
– first lien residential mortgages		1	(1)	10	149	7	166
– other personal		161	265	216	70	825	1,537
Corporate and commercial		337	388	53	500	330	1,608
– manufacturing and international trade and services		38	306	105	81	195	725
– commercial real estate and other property-related		(15)	(28)	(16)	3	25	(31)
– other commercial		314	110	(36)	416	110	914
Financial		34	2	13	(10)	—	39
At 31 Dec 2016	45	533	654	292	709	1,162	3,350
For footnote, see page 161.

Movement in impairment allowances on loans and advances to customers and banks
(Audited)
	2017				2016
	Banks individually assessed	Customers			Banks individually assessed	Customers
		Individually assessed	Collectively assessed	Total		Individually assessed	Collectively assessed	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 Jan	—	4,932	2,918	7,850	18	5,402	4,153	9,573
Amounts written off	—	(1,468)	(1,705)	(3,173)	(18)	(1,831)	(1,607)	(3,456)
Recoveries of loans and advances previously written off	—	119	525	644	—	107	520	627
Charge to income statement	—	1,114	878	1,992	—	1,831	1,519	3,350
Exchange and other movements	—	263	(92)	171	—	(577)	(1,667)	(2,244)
At 31 Dec	—	4,960	2,524	7,484	—	4,932	2,918	7,850
Impairment allowances % of loans and advances	—	0.5%	0.3%	0.8%	—	0.6%	0.3%	0.8%

Commercial real estate loans and advances including loan commitments by level of collateral
(Audited)
	Europe	Asia	MENA	North America	Latin America	Total	UK	Hong Kong
	$m	$m	$m	$m	$m	$m	$m	$m
Rated CRR/EL 1 to 7
Not collateralised	6,114	18,338	315	590	397	25,754	4,812	12,678
Fully collateralised	25,958	30,289	192	11,201	931	68,571	20,709	24,708
Partially collateralised (A)	1,631	1,623	—	1,797	149	5,200	968	1,229
– collateral value on A	1,270	975	—	1,281	76	3,602	568	729
Total	33,703	50,250	507	13,588	1,477	99,525	26,489	38,615
Rated CRR/EL 8
Not collateralised	5	—	—	—	—	5	3	—
Fully collateralised	145	—	—	77	—	222	129	—
– LTV ratio: less than 50%	64	—	—	3	—	67	64	—
– 51% to 75%	34	—	—	7	—	41	32	—
– 76% to 90%	23	—	—	66	—	89	19	—
– 91% to 100%	24	—	—	1	—	25	14	—
Partially collateralised (B)	62	—	—	10	—	72	55	—
– collateral value on B	42	—	—	1	—	43	40	—
Total	212	—	—	87	—	299	187	—
Rated CRR/EL 9 to 10
Not collateralised	56	—	2	2	3	63	46	—
Fully collateralised	445	10	194	45	16	710	376	5
– LTV ratio: less than 50%	82	6	19	26	15	148	60	—
– 51% to 75%	165	2	—	6	1	174	149	2
– 76% to 90%	127	2	—	13	—	142	122	2
– 91% to 100%	71	—	175	—	—	246	45	1
Partially collateralised (C)	441	6	—	36	10	493	351	6
– collateral value on C	250	3	—	13	32	298	188	3
Total	942	16	196	83	29	1,266	773	11
At 31 Dec 2017	34,857	50,266	703	13,758	1,506	101,090	27,449	38,626

Rated CRR/EL 1 to 7
Not collateralised	3,887	12,714	391	561	760	18,313	2,888	9,971
Fully collateralised	21,815	27,296	152	10,618	449	60,330	18,009	21,821
Partially collateralised (A)	1,360	1,106	—	1,388	63	3,917	1,004	644
– collateral value on A	1,021	552	—	991	7	2,571	672	314
Total	27,062	41,116	543	12,567	1,272	82,560	21,901	32,436
Rated CRR/EL 8
Not collateralised	12	—	—	1	—	13	11	—
Fully collateralised	190	—	—	6	—	196	158	—
– LTV ratio: less than 50%	54	—	—	4	—	58	39	—
– 51% to 75%	76	—	—	1	—	77	70	—
– 76% to 90%	44	—	—	—	—	44	39	—
– 91% to 100%	16	—	—	1	—	17	10	—
Partially collateralised (B)	91	—	—	11	—	102	82	—
– collateral value on B	70	—	—	1	—	71	61	—
Total	293	—	—	18	—	311	251	—
Rated CRR/EL 9 to 10
Not collateralised	62	3	4	4	2	75	16	—
Fully collateralised	764	14	194	85	61	1,118	740	10
– LTV ratio: less than 50%	79	7	19	5	31	141	62	4
– 51% to 75%	571	5	—	34	14	624	569	4
– 76% to 90%	64	1	—	7	16	88	64	1
– 91% to 100%	50	1	175	39	—	265	45	1
Partially collateralised (C)	384	5	—	21	2	412	361	5
– collateral value on C	148	5	—	13	36	202	131	5
Total	1,210	22	198	110	65	1,605	1,117	15
At 31 Dec 2016	28,565	41,138	741	12,695	1,337	84,476	23,269	32,451

Other corporate, commercial and non-bank financial institutions loans and advances including loan commitments by level of collateral rated CRR/EL 8 to 10 only
(Audited)
	Europe	Asia	MENA	North America	Latin America	Total	UK	Hong Kong
	$m	$m	$m	$m	$m	$m	$m	$m
Rated CRR/EL 8
Not collateralised	1,730	42	109	1,721	121	3,723	320	15
Fully collateralised	293	9	25	222	4	553	103	5
– LTV ratio: less than 50%	72	7	9	96	4	188	25	3
– 51% to 75%	73	2	12	69	—	156	65	2
– 76% to 90%	16	—	4	19	—	39	11	—
– 91% to 100%	132	—	—	38	—	170	2	—
Partially collateralised (A)	94	140	34	224	—	492	91	135
– collateral value on A	62	12	3	128	1	206	59	10
Total	2,117	191	168	2,167	125	4,768	514	155
Rated CRR/EL 9 to 10
Not collateralised	1,710	926	875	73	150	3,734	1,508	511
Fully collateralised	1,520	365	180	460	54	2,579	1,223	105
– LTV ratio: less than 50%	634	113	30	14	22	813	516	69
– 51% to 75%	431	27	62	64	21	605	403	9
– 76% to 90%	256	39	88	11	3	397	235	20
– 91% to 100%	199	186	—	371	8	764	69	7
Partially collateralised (B)	452	343	404	517	27	1,743	397	161
– collateral value on B	243	208	68	337	18	874	210	119
Total	3,682	1,634	1,459	1,050	231	8,056	3,128	777
At 31 Dec 2017	5,799	1,825	1,627	3,217	356	12,824	3,642	932

Rated CRR/EL 8
Not collateralised	1,766	405	51	2,976	85	5,283	172	287
Fully collateralised	141	3	94	362	—	600	70	1
– LTV ratio: less than 50%	86	2	10	151	—	249	30	1
– 51% to 75%	34	1	15	118	—	168	28	—
– 76% to 90%	10	—	7	79	—	96	5	—
– 91% to 100%	11	—	62	14	—	87	7	—
Partially collateralised (A)	191	12	20	242	—	465	187	12
– collateral value on A	23	3	5	26	—	57	19	3
Total	2,098	420	165	3,580	85	6,348	429	300
Rated CRR/EL 9 to 10
Not collateralised	1,439	848	900	154	167	3,508	1,347	377
Fully collateralised	1,394	447	160	488	56	2,545	1,159	144
– LTV ratio: less than 50%	570	126	54	59	29	838	449	54
– 51% to 75%	412	104	6	85	8	615	367	32
– 76% to 90%	180	86	87	53	8	414	144	44
– 91% to 100%	232	131	13	291	11	678	199	14
Partially collateralised (B)	478	642	442	771	35	2,368	454	305
– collateral value on B	322	268	75	353	16	1,034	300	150
Total	3,311	1,937	1,502	1,413	258	8,421	2,960	826
At 31 Dec 2016	5,409	2,357	1,667	4,993	343	14,769	3,389	1,126
Collateral and other credit enhancements held
(Audited)
The following table shows the values of the fixed charges we hold over specific assets where we are able to enforce collateral in satisfying a debt because the borrower has failed to meet contractual obligations, and where the collateral is cash or can be realised by sale in an established market.
The collateral valuation excludes any adjustments for obtaining and selling the collateral and, in particular, loans shown as not collateralised or partially collateralised may also benefit from other forms of credit mitigants.

Residential mortgage loans including loan commitments by level of collateral
(Audited)
	Europe	Asia	MENA	North America	Latin America	Total	UK	Hong Kong
	$m	$m	$m	$m	$m	$m	$m	$m
Non-impaired loans and advances
Fully collateralised	131,205	115,928	2,194	35,597	2,164	287,088	124,736	72,073
– LTV ratio: less than 50%	72,513	77,286	582	12,902	827	164,110	69,679	55,237
– 51% to 60%	21,702	16,891	321	8,948	425	48,287	20,706	8,340
– 61% to 70%	16,500	10,900	445	8,786	423	37,054	15,422	3,282
– 71% to 80%	12,857	7,848	579	4,341	268	25,893	11,992	3,402
– 81% to 90%	6,347	2,316	230	391	161	9,445	5,824	1,376
– 91% to 100%	1,286	687	37	229	60	2,299	1,113	436
Partially collateralised:
Greater than 100% (A)	309	53	71	216	11	660	174	—
– 101% to 110%	125	34	15	89	7	270	89	—
– 111% to 120%	46	10	7	57	1	121	16	—
– greater than120%	138	9	49	70	3	269	69	—
Collateral on A	258	48	48	187	9	550	125	—
Non-impaired loans and advances	131,514	115,981	2,265	35,813	2,175	287,748	124,910	72,073
Impaired loans and advances
Fully collateralised	1,241	284	46	1,306	127	3,004	1,008	46
– LTV ratio: less than 50%	637	133	12	446	10	1,238	538	42
– 51% to 60%	236	40	4	230	8	518	196	3
– 61% to 70%	157	36	10	210	3	416	130	—
– 71% to 80%	116	37	6	191	4	354	85	1
– 81% to 90%	53	27	6	135	102	323	40	—
– 91% to 100%	42	11	8	94	—	155	19	—
Partially collateralised:
Greater than 100% (B)	86	10	56	187	3	342	38	—
– 101% to 110%	38	5	9	49	—	101	15	—
– 111% to 120%	13	2	12	34	—	61	5	—
– greater than 120%	35	3	35	104	3	180	18	—
Collateral on B	67	9	48	143	2	269	31	—
Impaired loans and advances	1,327	294	102	1,493	130	3,346	1,046	46
At 31 Dec 2017	132,841	116,275	2,367	37,306	2,305	291,094	125,956	72,119

Residential mortgage loans including loan commitments by level of collateral (continued)
(Audited)
	Europe	Asia	MENA	North America	Latin America	Total	UK	Hong Kong
	$m	$m	$m	$m	$m	$m	$m	$m
Non impaired loans and advances
Fully collateralised	111,799	104,122	2,333	35,773	1,813	255,840	106,006	65,480
– LTV ratio: less than 50%	63,404	63,009	617	12,454	676	140,160	61,128	44,732
– 51% to 60%	19,129	18,198	369	8,124	316	46,136	18,094	10,656
– 61% to 70%	14,437	10,908	505	9,471	366	35,687	13,222	3,851
– 71% to 80%	9,029	7,370	659	4,374	253	21,685	8,433	2,958
– 81% to 90%	4,963	3,463	148	888	144	9,606	4,509	2,324
– 91% to 100%	837	1,174	35	462	58	2,566	620	959
Partially collateralised:
Greater than 100% (A)	430	41	69	373	26	939	284	1
– 101% to110%	150	20	15	179	17	381	106	1
– 111% to 120%	64	2	11	85	5	167	33	—
– greater than 120%	216	19	43	109	4	391	145	—
Collateral on A	342	27	40	328	25	762	197	1
Non-impaired loans and advances	112,229	104,163	2,402	36,146	1,839	256,779	106,290	65,481
Impaired loans and advances
Fully collateralised	1,213	247	59	2,905	85	4,509	1,059	42
– LTV ratio: less than 50%	580	109	21	825	8	1,543	521	34
– 51% to 60%	222	49	3	527	3	804	200	4
– 61% to 70%	180	24	13	540	4	761	158	1
– 71% to 80%	122	29	4	449	3	607	101	1
– 81% to 90%	66	19	9	336	67	497	52	1
– 91% to 100%	43	17	9	228	—	297	27	1
Partially collateralised:
Greater than 100% (B)	80	7	73	182	—	342	42	—
– 101% to110%	37	3	10	94	—	144	17	—
– 111% to 120%	12	2	12	38	—	64	7	—
– greater than 120%	31	2	51	50	—	134	18	—
Collateral value on B	66	5	64	152	—	287	33	—
Impaired loans	1,293	254	132	3,087	85	4,851	1,101	42
At 31 Dec 2016	113,522	104,417	2,534	39,233	1,924	261,630	107,391	65,523
HSBC Holdings
(Audited)
Risk in HSBC Holdings is overseen by the HSBC Holdings Asset and Liability Management Committee (‘Holdings ALCO’). The major risks faced by HSBC Holdings are credit risk, liquidity risk and market risk (in the form of interest rate risk and foreign exchange risk).
Credit risk in HSBC Holdings primarily arises from transactions with Group subsidiaries and from guarantees issued in support of obligations assumed by certain Group operations in the normal conduct of their business. It principally represents claims on Group subsidiaries in Europe and North America.
In HSBC Holdings, the maximum exposure to credit risk arises from two components:

•	financial instruments on the balance sheet (see page 219); and

•	financial guarantees and similar contracts, where the maximum exposure is the maximum that we would have to pay if the guarantees were called upon (see Note 32).
In the case of our derivative balances, we have amounts with a legally enforceable right of offset in the case of counterparty default that are not included in the carrying value. These offsets also include collateral received in cash and other financial assets. The total offset relating to our derivative balances is $2.1bn at 31 December 2017 (2016: $1.8bn).
The credit quality of loans and advances and financial investments, both of which consist of intra-Group lending, is assessed as ‘strong’ or ‘good’, with 100% of the exposure being neither past due nor impaired (2016: 100%). For further details of credit quality classification, see page 113.
Securitisation exposures and other structured products
The following table summarises the carrying amount of our ABS exposure by categories of collateral and includes assets held in the legacy credit portfolio (held within the Corporate Centre) with a carrying value of $9bn (2016: $11bn).
At 31 December 2017, the available-for-sale reserve in respect of ABSs was a deficit of $466m (2016: deficit of $749m). For 2017, the impairment write-back in respect of ABSs was $240m (2016: write-back of $121m).

Carrying amount of HSBC’s consolidated holdings of ABSs
	Trading	Available for sale	Held to maturity	Designated at fair value through profit or loss	Loans and receivables	Total	Of which held through consolidated SEs
	$m	$m	$m	$m	$m	$m	$m
Mortgage-related assets	1,767	14,221	13,965	—	1,762	31,715	1,826
– sub-prime residential	22	918	—	—	32	972	484
– US Alt-A residential	—	1,102	3	—	—	1,105	1,041
– US Government agency and sponsored enterprises: MBSs	331	11,750	13,962	—	—	26,043	—
– other residential	814	181	—	—	1,595	2,590	75
– commercial property	600	270	—	—	135	1,005	226
Leveraged finance-related assets	128	373	—	—	45	546	283
Student loan-related assets	155	2,198	—	—	—	2,353	2,158
Other assets	1,266	731	—	2	3,553	5,552	428
At 31 Dec 2017	3,316	17,523	13,965	2	5,360	40,166	4,695

Mortgage-related assets	1,320	17,575	12,793	—	338	32,026	2,859
– sub-prime residential	63	1,544	—	—	104	1,711	618
– US Alt-A residential	—	1,453	5	—	39	1,497	1,382
– US Government agency and sponsored enterprises: MBSs	247	13,070	12,788	—	—	26,105	—
– other residential	662	362	—	—	54	1,078	152
– commercial property	348	1,146	—	—	141	1,635	707
Leveraged finance-related assets	175	1,284	—	—	70	1,529	735
Student loan-related assets	140	2,865	—	—	11	3,016	2,616
Other assets	1,278	730	—	19	48	2,075	404
At 31 Dec 2016	2,913	22,454	12,793	19	467	38,646	6,614
Sources of funding
(Audited)
Our primary sources of funding are customer current accounts and customer savings deposits payable on demand or at short notice. We issue wholesale securities (secured and unsecured) to supplement our customer deposits and change the currency mix, maturity profile or location of our liabilities.
The adjacent ‘Funding sources and uses’ table provides a consolidated view of how our balance sheet is funded, and should be read in light of the LFRF, which requires operating entities to manage liquidity and funding risk on a stand-alone basis.
The table analyses our consolidated balance sheet according to the assets that primarily arise from operating activities and the sources of funding primarily supporting these activities. Assets and liabilities that do not arise from operating activities are presented as a net balancing source or deployment of funds.
In 2017, the level of customer accounts continued to exceed the level of loans and advances to customers. The positive funding gap was predominantly deployed in liquid assets (cash and balances with central banks and financial investments) as required by the LFRF.
Loans and advances to banks continued to exceed deposits by banks, meaning the Group remained a net unsecured lender to the banking sector.

Funding sources and uses
	2017	2016
	$m	$m
Sources
Customer accounts	1,364,462	1,272,386
Deposits by banks	69,922	59,939
Repurchase agreements – non-trading	130,002	88,958
Debt securities in issue	64,546	65,915
Liabilities of disposal groups held for sale	1,286	2,790
Subordinated liabilities	19,826	20,984
Financial liabilities designated at fair value	94,429	86,832
Liabilities under insurance contracts	85,667	75,273
Trading liabilities	184,361	153,691
– repos	2,255	1,428
– stock lending	8,363	3,643
– settlement accounts	11,198	15,271
– other trading liabilities	162,545	133,349
Total equity	197,871	182,578
At 31 Dec	2,212,372	2,009,346
Uses
Loans and advances to customers	962,964	861,504
Loans and advances to banks	90,393	88,126
Reverse repurchase agreements – non-trading	201,553	160,974
Assets held for sale	781	4,389
Trading assets	287,995	235,125
– reverse repos	10,224	4,780
– stock borrowing	6,895	5,427
– settlement accounts	15,258	17,850
– other trading assets	255,618	207,068
Financial investments	389,076	436,797
Cash and balances with central banks	180,624	128,009
Net deployment in other balance sheet assets and liabilities	98,986	94,422
At 31 Dec	2,212,372	2,009,346

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
(Audited)
	On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
	$m	$m	$m	$m	$m
Deposits by banks	48,247	10,596	1,877	7,814	1,508
Customer accounts	1,159,962	153,018	44,348	7,238	675
Repurchase agreements – non-trading	20,550	106,236	2,270	1,085	—
Trading liabilities	184,361	—	—	—	—
Financial liabilities designated at fair value	715	1,249	7,117	39,596	59,428
Derivatives	212,797	219	1,221	3,170	1,506
Debt securities in issue	11	12,624	21,066	25,654	11,092
Subordinated liabilities	3	2,227	841	7,011	21,775
Other financial liabilities	48,407	18,780	3,701	1,994	1,314
	1,675,053	304,949	82,441	93,562	97,298
Loan and other credit-related commitments	570,132	96,670	9,176	7,261	2,350
Financial guarantees and similar contracts	16,712	4,029	10,410	5,856	1,321
At 31 Dec 2017	2,261,897	405,648	102,027	106,679	100,969
Proportion of cash flows payable in period	76%	14%	3%	4%	3%

Deposits by banks	40,277	10,222	3,284	5,233	1,033
Customer accounts	1,079,866	145,932	38,273	8,676	559
Repurchase agreements – non-trading	18,134	66,801	2,929	1,048	—
Trading liabilities	153,691	—	—	—	—
Financial liabilities designated at fair value	1,307	2,265	5,003	34,707	61,929
Derivatives	274,283	287	1,129	2,472	1,727
Debt securities in issue	9	13,118	19,492	29,487	8,089
Subordinated liabilities	1	400	1,378	10,302	21,552
Other financial liabilities	45,569	15,844	3,050	1,525	843
	1,613,137	254,869	74,538	93,450	95,732
Loan and other credit-related commitments	554,801	84,800	8,162	6,865	1,216
Financial guarantees and similar contracts	12,608	4,647	10,301	8,138	1,378
At 31 Dec 2016	2,180,546	344,316	93,001	108,453	98,326
Proportion of cash flows payable in period	78%	12%	3%	4%	3%

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
(Audited)
	On demand	Due within 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years
	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings	—	2,525	46	—	—
Financial liabilities designated at fair value	—	286	875	16,554	19,465
Derivatives	2,008	—	—	293	781
Debt securities in issue	—	232	1,787	13,975	26,452
Subordinated liabilities	—	2,113	537	2,852	20,944
Other financial liabilities	—	849	200	—	—
	2,008	6,005	3,445	33,674	67,642
Loan commitments	—	—	—	—	—
Financial guarantees and similar contracts	7,778	—	—	—	—
At 31 Dec 2017	9,786	6,005	3,445	33,674	67,642

Amounts owed to HSBC undertakings	—	2,051	—	105	—
Financial liabilities designated at fair value	—	314	960	11,964	25,665
Derivatives	3,841	—	—	592	592
Debt securities in issue	—	157	478	8,393	19,164
Subordinated liabilities	—	196	598	4,461	20,899
Other financial liabilities	—	1,343	164	—	—
	3,841	4,061	2,200	25,515	66,320
Loan commitments	—	—	—	—	—
Financial guarantees and similar contracts	7,619	—	—	—	—
At 31 Dec 2016	11,460	4,061	2,200	25,515	66,320
The Group trading VaR for the year is shown in the table below.

Trading VaR, 99% 1 day[50]
(Audited)
	Foreign exchange (FX) and commodity	Interest rate (IR)	Equity (EQ)	Credit spread (CS)	Portfolio diversification[51]	Total[52]
	$m	$m	$m	$m	$m	$m
Balance at 31 Dec 2017	7.4	30.8	32.6	31.1	(38.2)	63.7
Average	10.4	38.2	16.7	15.4	(32.9)	47.8
Maximum	23.0	67.1	32.6	31.8		70.8
Minimum	4.9	27.2	9.1	5.1		36.6

Balance at 31 Dec 2016	8.9	49.8	11.8	5.9	(23.5)	52.8
Average	11.1	42.8	20.4	13.5	(30.3)	57.5
Maximum	16.9	64.2	32.4	28.1		91.5
Minimum	5.4	31.8	11.8	5.0		42.1

For footnotes, see page 161.
The Group non-trading VaR for the year is shown in the table below.

Non-trading VaR, 99% 1 day
(Audited)
	Interest rate (IR)	Credit spread (CS)	Portfolio diversification[51]	Total[52]
	$m	$m	$m	$m
Balance at 31 Dec 2017	88.5	46.7	(38.9)	96.3
Average	119.0	46.1	(36.9)	128.2
Maximum	164.1	71.9		183.8
Minimum	88.5	24.5		93.3

Balance at 31 Dec 2016	157.0	46.5	(32.1)	171.4
Average	131.6	52.8	(32.1)	152.2
Maximum	171.9	82.8		182.1
Minimum	100.2	36.9		123.3
For footnotes, see page 161.
Equity securities classified as available for sale

Fair value of equity securities
(Audited)
		2017	2016
	Footnotes	$bn	$bn
Private equity holdings	53	1.0	1.2
Investment to facilitate ongoing business	54	1.6	1.5
Other strategic investments		1.3	2.0
At 31 Dec		3.9	4.7
For footnotes, see page 161.

Net interest income sensitivity (12 months)
(Audited)
	US dollar	HK dollar	Sterling	Euro	Other	Total
	$m	$m	$m	$m	$m	$m
Change in 2018 net interest income arising from a shift in yield curves of:
+25 basis points at the beginning of each quarter	563	511	407	249	448	2,178
-25 basis points at the beginning of each quarter	(821)	(789)	(494)	17	(405)	(2,492)

Change in 2017 net interest income arising from a shift in yield curves of:
+25 basis points at the beginning of each quarter	577	504	61	153	414	1,709
-25 basis points at the beginning of each quarter	(985)	(797)	(261)	9	(372)	(2,406)

NII sensitivity to an instantaneous change in yield curves (12 months)

	Currency
	US dollar	HK dollar	Sterling	Euro	Other	Total
	$m	$m	$m	$m	$m	$m
+25bps parallel	227	179	147	50	203	806
-25bps parallel	(287)	(305)	(181)	8	(160)	(925)
+100bps parallel	845	711	600	412	731	3,299
-100bps parallel	(1,444)	(1,425)	(631)	31	(732)	(4,201)

Measurement
(Audited)
The risk profile of our insurance manufacturing businesses is measured using an economic capital approach. Assets and liabilities are measured on a market value basis, and a capital requirement is defined to ensure that there is a less than one-in-200 chance of insolvency over a one-year time horizon, given the risks to which the businesses are exposed. The methodology for the economic capital calculation is largely aligned to the pan-European Solvency II insurance capital regulations. The economic capital coverage ratio (economic net asset value divided by the economic capital requirement) is a key risk appetite measure.
The business has a current appetite to remain above 140% with a tolerance of 110%. In addition to economic capital, the regulatory solvency ratio is also a metric used to manage risk appetite on an entity basis.
The following tables show the composition of assets and liabilities by contract type and by geographical region. A portfolio of business in our Maltese insurance operations was reported as held for sale at 31 December 2017.

Balance sheet of insurance manufacturing subsidiaries by type of contract[55]
(Audited)
		With DPF	Unit-linked	Other contracts[64]	Shareholder assets and liabilities	Total
	Footnotes	$m	$m	$m	$m	$m
Financial assets		65,112	9,081	14,849	6,662	95,704
– trading assets		—	—	—	—	—
– financial assets designated at fair value		15,533	8,814	2,951	1,259	28,557
– derivatives		286	—	13	41	340
– financial investments – HTM	57	29,302	—	6,396	3,331	39,029
– financial investments – AFS	57	15,280	—	4,836	1,877	21,993
– other financial assets	58	4,711	267	653	154	5,785
Reinsurance assets		1,108	274	1,154	—	2,536
PVIF	59	—	—	—	6,610	6,610
Other assets and investment properties		1,975	2	164	1,126	3,267
Total assets		68,195	9,357	16,167	14,398	108,117
Liabilities under investment contracts designated at fair value		—	1,750	3,885	—	5,635
Liabilities under insurance contracts		67,137	7,548	10,982	—	85,667
Deferred tax	60	14	6	9	1,230	1,259
Other liabilities		—	—	—	3,325	3,325
Total liabilities		67,151	9,304	14,876	4,555	95,886
Total equity		—	—	—	12,231	12,231
Total liabilities and equity at 31 Dec 2017		67,151	9,304	14,876	16,786	108,117

Financial assets		57,004	8,877	13,021	5,141	84,043
– trading assets		—	—	2	—	2
– financial assets designated at fair value		12,134	8,592	2,889	684	24,299
– derivatives		212	2	13	46	273
– financial investments – HTM	57	25,867	—	5,329	2,919	34,115
– financial investments – AFS	57	14,359	—	4,206	1,355	19,920
– other financial assets	58	4,432	283	582	137	5,434
Reinsurance assets		498	322	1,048	—	1,868
PVIF	59	—	—	—	6,502	6,502
Other assets and investment properties		1,716	5	171	525	2,417
Total assets		59,218	9,204	14,240	12,168	94,830
Liabilities under investment contracts designated at fair value		—	2,197	3,805	—	6,002
Liabilities under insurance contracts		58,800	6,949	9,524	—	75,273
Deferred tax	60	13	3	7	1,166	1,189
Other liabilities		—	—	—	1,805	1,805
Total liabilities		58,813	9,149	13,336	2,971	84,269
Total equity		—	—	—	10,561	10,561
Total liabilities and equity at 31 Dec 2016		58,813	9,149	13,336	13,532	94,830
For footnotes, see page 161.

Balance sheet of insurance manufacturing subsidiaries by geographical region[55,61]
(Audited)
		Europe	Asia	Latin America	Total
	Footnotes	$m	$m	$m	$m
Financial assets		30,231	63,973	1,500	95,704
– trading assets		—	—	—	—
– financial assets designated at fair value		12,430	15,633	494	28,557
– derivatives		169	171	—	340
– financial investments – HTM	57	—	38,506	523	39,029
– financial investments – AFS	57	15,144	6,393	456	21,993
– other financial assets	58	2,488	3,270	27	5,785
Reinsurance assets		469	2,063	4	2,536
PVIF	59	773	5,709	128	6,610
Other assets and investment properties		1,666	1,577	24	3,267
Total assets		33,139	73,322	1,656	108,117
Liabilities under investment contracts designated at fair value		739	4,896	—	5,635
Liabilities under insurance contracts		28,416	56,047	1,204	85,667
Deferred tax	60	217	1,033	9	1,259
Other liabilities		2,043	1,209	73	3,325
Total liabilities		31,415	63,185	1,286	95,886
Total equity		1,724	10,137	370	12,231
Total liabilities and equity at 31 Dec 2017		33,139	73,322	1,656	108,117

Financial assets		26,238	56,371	1,434	84,043
– trading assets		—	—	2	2
– financial assets designated at fair value		10,171	13,618	510	24,299
– derivatives		187	86	—	273
– financial investments – HTM	57	—	33,624	491	34,115
– financial investments – AFS	57	13,812	5,735	373	19,920
– other financial assets	58	2,068	3,308	58	5,434
Reinsurance assets		362	1,499	7	1,868
PVIF	59	711	5,682	109	6,502
Other assets and investment properties		871	1,493	53	2,417
Total assets		28,182	65,045	1,603	94,830
Liabilities under investment contracts designated at fair value		1,321	4,681	—	6,002
Liabilities under insurance contracts		24,310	49,793	1,170	75,273
Deferred tax	60	238	919	32	1,189
Other liabilities		841	914	50	1,805
Total liabilities		26,710	56,307	1,252	84,269
Total equity		1,472	8,738	351	10,561
Total liabilities and equity at 31 Dec 2016		28,182	65,045	1,603	94,830
For footnotes, see page 161.
Market risk
(Audited)
Description and exposure
Market risk is the risk of changes in market factors affecting HSBC’s capital or profit. Market factors include interest rates, equity and growth assets and foreign exchange rates.
Our exposure varies depending on the type of contract issued. Our most significant life insurance products are contracts with discretionary participating features (‘DPF’) issued in France and Hong Kong. These products typically include some form of capital guarantee or guaranteed return on the sums invested by the policyholders, to which discretionary bonuses are added if allowed by the overall performance of the funds. These funds are primarily invested in bonds, with a proportion allocated to other asset classes to provide customers with the potential for enhanced returns.
DPF products expose HSBC to the risk of variation in asset returns, which will impact our participation in the investment performance.
In addition, in some scenarios the asset returns can become insufficient to cover the policyholders’ financial guarantees, in which case the shortfall has to be met by HSBC. Reserves are held against the cost of such guarantees, calculated by stochastic modelling.
Where local rules require, these reserves are held as part of liabilities under insurance contracts. Any remainder is accounted for as a deduction from the present value of in-force (‘PVIF’) long-term insurance business on the relevant product. The following table shows the total reserve held for the cost of guarantees, the range of investment returns on assets supporting these products and the implied investment return that would enable the business to meet the guarantees.
The cost of guarantees increased to $696m (2016: $625m) primarily due to the impact of modelling changes.

Financial return guarantees[55]
(Audited)
		2017			2016
		Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees	Investment returns implied by guarantee	Long-term investment returns on relevant portfolios	Cost of guarantees
	Footnote	%	%	$m	%	%	$m
Capital		0.0	0.0–3.2	103	0.0	0.0–3.0	59
Nominal annual return		0.1–2.0	3.2–3.7	64	0.1–2.0	3.7–3.8	64
Nominal annual return	62	2.1–4.0	3.2–4.4	459	2.1–4.0	3.0–4.4	426
Nominal annual return		4.1–5.0	3.2–4.1	70	4.1–5.0	3.0–4.1	76
At 31 Dec				696			625
For footnotes, see page 161.

Sensitivity of HSBC’s insurance manufacturing subsidiaries to market risk factors
(Audited)
		2017		2016
		Effect on profit after tax	Effect on total equity	Effect on profit after tax	Effect on total equity
	Footnote	$m	$m	$m	$m
+100 basis point parallel shift in yield curves		42	(583)	63	(494)
-100 basis point parallel shift in yield curves	63	(140)	617	(182)	490
10% increase in equity prices		223	237	189	190
10% decrease in equity prices		(225)	(239)	(191)	(191)
10% increase in US dollar exchange rate compared with all currencies		24	24	19	19
10% decrease in US dollar exchange rate compared with all currencies		(24)	(24)	(19)	(19)
For footnote, see page 161.
Credit risk
(Audited)
Description and exposure
Credit risk is the risk of financial loss if a customer or counterparty fails to meet their obligation under a contract. It arises in two main areas for our insurance manufacturers:

•	risk associated with credit spread volatility and default by debt security counterparties after investing premiums to generate a return for policyholders and shareholders; and

•	risk of default by reinsurance counterparties and non-reimbursement for claims made after ceding insurance risk.
The amounts outstanding at the balance sheet date in respect of these items are shown in the table on page 158.
The credit quality of the reinsurers’ share of liabilities under insurance contracts is assessed as ‘satisfactory’ or higher (as defined on page 112), with 100% of the exposure being neither past due nor impaired (2016: 100%).
Credit risk on assets supporting unit-linked liabilities is predominantly borne by the policyholder; therefore, our exposure is primarily related to liabilities under non-linked insurance and investment contracts and shareholders’ funds. The credit quality of insurance financial assets is included in the table on page 124.
Liquidity risk
(Audited)
Description and exposure
Liquidity risk is the risk that an insurance operation, though solvent, either does not have sufficient financial resources available to meet its obligations when they fall due, or can secure them only at excessive cost.
The following table shows the expected undiscounted cash flows for insurance liabilities at 31 December 2017. The liquidity risk exposure is wholly borne by the policyholder in the case of unit-linked business and is shared with the policyholder for non-linked insurance.
The profile of the expected maturity of insurance contracts at 31 December 2017 remained comparable with 2016.
The remaining contractual maturity of investment contract liabilities is included in Note 28.

Expected maturity of insurance contract liabilities[55]
(Audited)
	Expected cash flows (undiscounted)
	Within 1 year	1-5 years	5-15 years	Over 15 years	Total
	$m	$m	$m	$m	$m
Unit-linked	969	3,041	4,695	6,814	15,519
With DPF and Other contracts	6,916	26,453	43,784	45,334	122,487
At 31 Dec 2017	7,885	29,494	48,479	52,148	138,006

Unit-linked	630	2,468	5,101	9,513	17,712
With DPF and Other contracts	5,582	23,136	40,621	40,447	109,786
At 31 Dec 2016	6,212	25,604	45,722	49,960	127,498
For footnotes, see page 161.
Sensitivities
(Audited)
The following table shows the sensitivity of profit and total equity to reasonably possible changes in non-economic assumptions across all our insurance manufacturing subsidiaries.
Mortality and morbidity risk is typically associated with life insurance contracts. The effect on profit of an increase in mortality or morbidity depends on the type of business being written. Our largest exposures to mortality and morbidity risk exist in Hong Kong and Singapore.
Sensitivity to lapse rates depends on the type of contracts being written. For a portfolio of term assurance, an increase in lapse rates typically has a negative effect on profit due to the loss of future income on the lapsed policies. However, some contract lapses have a positive effect on profit due to the existence of policy surrender charges. We are most sensitive to a change in lapse rates on unit-linked and universal life contracts in Hong Kong and Singapore, and DPF contracts in France.
Expense rate risk is the exposure to a change in the cost of administering insurance contracts. To the extent that increased expenses cannot be passed on to policyholders, an increase in expense rates will have a negative effect on our profits.

Sensitivity analysis
(Audited)
	2017	2016
	$m	$m
Effect on profit after tax and total equity at 31 Dec
10% increase in mortality and/or morbidity rates	(77)	(71)
10% decrease in mortality and/or morbidity rates	82	75
10% increase in lapse rates	(93)	(80)
10% decrease in lapse rates	106	93
10% increase in expense rates	(92)	(89)
10% decrease in expense rates	91	87